Shareholder Report, Average Annual Return (Details) 191975_NEOS Nasdaq 100 High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS Nasdaq-100® High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Nasdaq-100® High Income ETF NAV
Average Annual Return, Percent	16.27%	18.66%	19.85%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100® Total Return Index
Average Annual Return, Percent	18.79%	21.02%	21.59%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Total Return Index
Average Annual Return, Percent	22.04%	21.14%	23.79%